Income Taxes - Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 120.3	$ 62.1	$ 76.2
Additions for tax positions of current year	20.5	43.2	1.3
Additions for tax positions of prior years	31.8	18.6	2.9
Reductions for tax positions of prior years	0	(2.1)
Closure of tax years	(7.8)	0	(7.8)
Settlements	0	(1.5)	(10.5)
Balance at end of year	164.8	120.3	62.1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	10.9	10.9
Current Liability [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at end of year	24.0
Swiss Audit [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements			(8.5)
Federal [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements		(1.5)	(1.2)
State [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements			$ (0.8)